CONDENSED AND UNAUDITED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (HKD) In Thousands, except Share data	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Total
Balance at Apr. 30, 2010	55	113,413	7,888	444,736	566,092
Balance (in shares) at Apr. 30, 2010	7,054,583
Recapitalization in connection with the reverse merger	17	56,619	0	0	56,636
Recapitalization in connection with the reverse merger (in shares)	2,191,768
Issuance of ordinary shares	59	(59)	0	0	0
Issuance of ordinary shares (in shares)	7,486,845
Net income for the period	0	0	0	133,314	133,314
Dividends declared and approved	0	0	0	(10,000)	(10,000)
Cumulative translation adjustment	0	0	218	0	218
Balance at Apr. 30, 2011	131	169,973	8,106	568,050	746,260
Balance (in shares) at Apr. 30, 2011	16,733,196
Net income for the period	0	0	0	50,404	50,404
Share repurchases	(13)	(92,012)	0	0	(92,025)
Share repurchases (in shares)	(1,574,000)
Share redeemed and cancelled	(6)	6	0	0	0
Share redeemed and cancelled (in shares)	(806,293)
Cumulative translation adjustment	0	0	7,408	0	7,408
Balance at Apr. 30, 2012	112	77,967	15,514	618,454	712,047
Balance (in shares) at Apr. 30, 2012	14,352,903
Net income for the period	0	0	0	16,085	16,085
Share repurchases	(1)	(2,839)	0	0	(2,840)
Share repurchases (in shares)	(60,675)
Cumulative translation adjustment	0	0	(400)	0	(400)
Balance at Jul. 31, 2012	111	75,128	15,114	634,539	724,892
Balance (in shares) at Jul. 31, 2012	14,292,228
Net income for the period	0	0	0	25,023	25,023
Cumulative translation adjustment	0	0	(248)	0	(248)
Balance at Sep. 30, 2012	111	75,128	14,866	659,562	749,667
Balance (in shares) at Sep. 30, 2012	14,292,228